LONG-TERM OBLIGATIONS - Additional Information (Details) € in Millions					3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2019 USD ($)	Feb. 28, 2018	Aug. 17, 2017	Apr. 03, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 10, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Aug. 13, 2014 USD ($)	Aug. 13, 2014 EUR (€)	Nov. 26, 2012 USD ($)	Mar. 27, 2012	Mar. 26, 2012 USD ($)	Nov. 13, 2007 USD ($)
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt							$ 0	$ (700,000)	$ (52,600,000)
Net debt							1,172,000,000.0
Letters of credit outstanding							80,100,000	75,800,000
Repayments of debt							1,660,500,000	1,150,100,000	1,594,100,000
Interest paid							70,900,000	57,500,000	59,200,000
Credit Agreement 2017
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt								(700,000)	(700,000)
Letters of credit outstanding							0	0
Debt instrument collateral percentage of material subsidiaries capital stock												65.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Net debt							0	237,000,000.0
Credit Agreement 2014
Debt Instrument [Line Items]
Revolving line of credit available borrowing capacity													$ 600,000,000
Gain (loss) on extinguishment of debt								(8,200,000)
Additional Credit Agreement 2017
Debt Instrument [Line Items]
Letters of credit outstanding							34,800,000	33,400,000
Bilateral Arrangements
Debt Instrument [Line Items]
Letters of credit outstanding							$ 45,300,000	$ 42,400,000
6-1/2% Senior Notes
Debt Instrument [Line Items]
Interest rate of debt securities (as a percent)																6.50%
Credit Agreement | Credit Agreement 2017
Debt Instrument [Line Items]
Incremental borrowing capacity												$ 300,000,000
Credit Agreement | Credit Agreement 2017 | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving line of credit available borrowing capacity										$ 600,000,000	$ 450,000,000
Springing covenant threshold												30.00%
Minimum interest coverage ratio							2.5
Senior secured debt leverage ratio maximum							2.75
Weighted average interest rate								5.98%
Credit Agreement | Credit Agreement 2017 | Secured Debt
Debt Instrument [Line Items]
Long-term line of credit												$ 600,000,000
Interest rate increase (decrease)		(0.025%)	(0.025%)
Net debt							$ 585,500,000	$ 391,400,000
Weighted average interest rate							4.10%	4.50%
Credit Agreement | Credit Agreement 2017 | Letter of Credit
Debt Instrument [Line Items]
Letters of Credit Maximum Available under Credit Facility												400,000,000
Credit Agreement | Credit Agreement 2014 | Secured Debt
Debt Instrument [Line Items]
Long-term line of credit													$ 230,000,000.0	€ 200.0
Credit Agreement | Additional Credit Agreement 2017 | Letter of Credit
Debt Instrument [Line Items]
Letters of credit maximum available under additional facilities												300,000,000
Senior Loans | 2019 Term Loan (net of discount) | Secured Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 200,000,000
Senior Loans | Original Term Loan | Secured Debt
Debt Instrument [Line Items]
Debt instrument, face amount												400,000,000
Senior Notes
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt									$ (43,700,000)
Senior Notes | 2019 Term Loan (net of discount)
Debt Instrument [Line Items]
Net debt							$ 195,600,000	$ 0
Senior Notes | Original Term Loan
Debt Instrument [Line Items]
Net debt							383,800,000	386,400,000
Senior Notes | 6-1/2% Senior Notes
Debt Instrument [Line Items]
Net debt																	$ 300,000,000.0
Redemption price, percentage of principal amount redeemed						103.25%
Repurchased face amount				$ 254,200,000	$ 45,800,000
Repayments of debt				266,700,000	47,900,000
Repurchase premium					1,200,000
Interest payable				8,400,000	900,000
Call premium				$ 4,100,000
Senior Notes | 6% Senior Notes due May 15, 2021
Debt Instrument [Line Items]
Net debt															$ 850,000,000.0			$ 800,000,000.0
Interest rate of debt securities (as a percent)															6.00%
Repayments of debt					887,200,000
Repurchase premium					25,900,000
Interest payable					$ 11,300,000
Authorized repurchase amount												550,000,000.0
Senior Notes | 8% Senior Subordinated Notes due November 15, 2017
Debt Instrument [Line Items]
Interest rate of debt securities (as a percent)																		8.00%
Senior Notes | 5-5/8% Senior Notes due February 1, 2025
Debt Instrument [Line Items]
Net debt							$ 592,500,000	$ 591,100,000
Interest rate of debt securities (as a percent)							5.625%	5.625%
Debt instrument, face amount												600,000,000.0
Senior Notes | Senior Notes, 6%, $300 Million Partial Redemption
Debt Instrument [Line Items]
Authorized repurchase amount												$ 300,000,000.0
London Interbank Offered Rate (LIBOR) [Member] | Credit Agreement | Credit Agreement 2017 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
Debt Instrument, Floor Interest Rate		0.75%
London Interbank Offered Rate (LIBOR) [Member] | Credit Agreement | 2019 Term Loan (net of discount) | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Debt Instrument, Floor Interest Rate	0.75%